August 28, 2026

Securities and Exchange Commission
100 F Street, N.W.
Washington, D.C. 20549

Re: Transamerica Corporate Separate Account Sixteen (File No. 811-21440)

Dear Commissioners:

On behalf of Transamerica Corporate Separate Account Sixteen (the "Separate Account") of Transamerica Life Insurance Company (the “Company”), incorporated by reference are Semi-Annual Reports for the underlying funds of the Separate Account (the “Funds”) for filing with the Securities and Exchange Commission pursuant to Rule 30b2-1 under the Investment Company Act of 1940 (the "Act").  The Company understands that the Funds have filed their Semi-Annual Reports with the Commission under separate cover pursuant to Rule 30d-1.

The Funds Semi-Annual Report filings are as follows:

American Funds Insurance Series – AFIS SMALLCAP World Fund (Class 2) (File No. 811-03857).
American Funds Insurance Series – AFIS Growth Fund (Class 2) (File No. 811-03857).
American Funds Insurance Series – AFIS EUPAC Fund (Class 2) (File No. 811-03857).
American Funds Insurance Series – AFIS New World Fund (Class 2) (File No. 811-03857).
DFA Investment Dimensions Group, Inc. – Dimensional VA Global Bond Portfolio (File No. 811-03258).
DFA Investment Dimensions Group, Inc. – Dimensional VA International Small Portfolio (File No. 811-03258).
DFA Investment Dimensions Group, Inc. – Dimensional VA International Value Portfolio (File No. 811-03258).
DFA Investment Dimensions Group, Inc. – Dimensional VA Short-Term Fixed Portfolio (File No. 811-03258).
DFA Investment Dimensions Group, Inc. – Dimensional VA U.S. Large Value Portfolio (File No. 811-03258).
DFA Investment Dimensions Group, Inc. – Dimensional VA U.S. Targeted Value Portfolio (File No. 811-03258).
DFA Investment Dimensions Group, Inc. – Dimensional VIT Inflation-Protected Securities Portfolio – Institutional Class (File No. 811-03258).
DWS Investments VIT Funds – DWS Small Cap Index VIP (Class A) (File No. 811-07507).
Fidelity Variable Insurance Products Funds – Fidelity VIP Balanced Portfolio (Initial Class) (File No. 811-03329, 811-05511, 811-07205, 811-03759, 811-05361).
Fidelity Variable Insurance Products Funds – Fidelity VIP Contrafund® Portfolio (Initial Class) (File No. 811-03329, 811-05511, 811-07205, 811-03759, 811-05361).
Fidelity Variable Insurance Products Funds – Fidelity VIP Government Money Market Portfolio (Initial Class) (File No. 811-03329, 811-05511, 811-07205, 811-03759, 811-05361).
Fidelity Variable Insurance Products Funds – Fidelity VIP Growth Portfolio (Initial Class) (File No. 811-03329, 811-05511, 811-07205, 811-03759, 811-05361).
Fidelity Variable Insurance Products Funds – Fidelity VIP High Income Portfolio (Initial Class) (File No. 811-03329, 811-05511, 811-07205, 811-03759, 811-05361).
Fidelity Variable Insurance Products Funds – Fidelity VIP Mid Cap Portfolio (Initial Class) (File No. 811-03329, 811-05511, 811-07205, 811-03759, 811-05361).
First Eagle Variable Funds, Inc. – First Eagle Overseas Variable Fund (File No. 811-09092).
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Invesco V.I. American Value Fund (Series I Shares) (File No. 811-07452).
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Invesco V.I. Diversified Dividend Fund (Series I Shares) (File No. 811-07452).
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Invesco V.I. Health Care Fund (Series I Shares) (File No. 811-07452).
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Invesco V.I. Main Street Mid Cap Fund (Series I Shares) (File No. 811-07452).
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Invesco V.I. Small Cap Equity Fund (Series I Shares) (File No. 811-07452).
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Invesco V.I. Technology Fund (Series I Shares) (File No. 811-07452).
Janus Aspen Series – Janus Henderson Balanced Portfolio (Institutional Shares) (File No. 811-07736).
Janus Aspen Series – Janus Henderson Enterprise Portfolio (Institutional Shares) (File No. 811-07736).
Janus Aspen Series – Janus Henderson Flexible Bond Portfolio (Institutional Shares) (File No. 811-07736).
Janus Aspen Series – Janus Henderson Forty Portfolio (Institutional Shares) (File No. 811-07736).
Janus Aspen Series – Janus Henderson Global Research Portfolio (Institutional Shares) (File No. 811-07736).
Janus Aspen Series – Janus Henderson Mid Cap Value Portfolio (Institutional Shares (File No. 811-07736).
Janus Aspen Series – Janus Henderson Overseas Portfolio (Institutional Shares) (File No. 811-07736).
Janus Aspen Series – Janus Henderson Research Portfolio (Institutional Shares) (File No. 811-07736).
MFS® Variable Insurance Trust - MFS® Total Return Bond Series – Initial Class (File No. 811-8326).
MFS® Variable Insurance Trust II - MFS® International Growth Portfolio – Initial Class (File No. 811-03732).
MFS® Variable Insurance Trust II - MFS® International Intrinsic Equity Portfolio – Initial Class (File No. 811-03732).
PIMCO Variable Insurance Trust – PIMCO All Asset Portfolio (Institutional Class) (File No. 811-08399).
PIMCO Variable Insurance Trust – PIMCO High Yield Portfolio (Institutional Class) (File No. 811-08399).
PIMCO Variable Insurance Trust – PIMCO International Bond Portfolio (U.S. Dollar Hedged) (Institutional Class) (File No. 811-08399).
PIMCO Variable Insurance Trust – PIMCO Real Return Portfolio (Institutional Class) (File No. 811-08399).
PIMCO Variable Insurance Trust – PIMCO Short-Term Portfolio (Institutional Class) (File No. 811-08399).
PIMCO Variable Insurance Trust – PIMCO Total Return Portfolio (Institutional Class) (File No. 811-08399).
Royce Capital Fund – Royce Micro-Cap Portfolio (Investment Class) (File No. 811-07537).
Royce Capital Fund – Royce Small-Cap Portfolio (Investment Class) (File No. 811-07537).
T. Rowe Price Equity Series, Inc. – T. Rowe Price All-Cap Opportunities (File No. 811-07143).
T. Rowe Price Equity Series, Inc. – T. Rowe Price Blue Chip Growth Portfolio (File No. 811-07143).
T. Rowe Price Equity Series, Inc. – T. Rowe Price Equity Income Portfolio (File No. 811-07143).
T. Rowe Price Equity Series, Inc. – T. Rowe Price Mid-Cap Growth Portfolio (File No. 811-07143).
T. Rowe Price International Series, Inc. – T. Rowe Price International Stock Portfolio (File No. 811-07145).
Third Avenue Variable Series Trust – Third Avenue Value Portfolio (File No. 811-09395).
VanEck VIP Trust – VanEck VIP Global Resources Fund (Initial Class) (File No. 811-05083).
Vanguard® Variable Insurance Fund – Vanguard® VIF Balanced Portfolio (File No. 811-05962).
Vanguard® Variable Insurance Fund – Vanguard® VIF PRIMECAP Portfolio (File No. 811-05962).
Vanguard® Variable Insurance Fund – Vanguard® VIF Conservative Allocation Portfolio (File No. 811-05962).
Vanguard® Variable Insurance Fund – Vanguard® VIF Diversified Value Portfolio (File No. 811-05962).
Vanguard® Variable Insurance Fund – Vanguard® VIF Equity Income Portfolio (File No. 811-05962).
Vanguard® Variable Insurance Fund – Vanguard® VIF Equity Index Portfolio (File No. 811-05962).
Vanguard® Variable Insurance Fund – Vanguard® VIF Global Bond Index Portfolio (File No. 811-05962).
Vanguard® Variable Insurance Fund – Vanguard® VIF Growth Portfolio (File No. 811-05962).
Vanguard® Variable Insurance Fund – Vanguard® VIF High Yield Bond Portfolio (File No. 811-05962).
Vanguard® Variable Insurance Fund – Vanguard® VIF International Portfolio (File No. 811-05962).
Vanguard® Variable Insurance Fund – Vanguard® VIF Morningstar Mid-Cap Index Portfolio (File No. 811-05962).
Vanguard® Variable Insurance Fund – Vanguard® VIF Moderate Allocation Portfolio (File No. 811-05962).
Vanguard® Variable Insurance Fund – Vanguard® VIF Money Market Portfolio (File No. 811-05962).
Vanguard® Variable Insurance Fund – Vanguard® VIF Real Estate Index Portfolio (File No. 811-05962).
Vanguard® Variable Insurance Fund – Vanguard® VIF Short-Term Investment-Grade Portfolio (File No. 811-05962).
Vanguard® Variable Insurance Fund – Vanguard® VIF Small Company Growth Portfolio (File No. 811-05962).
Vanguard® Variable Insurance Fund – Vanguard® VIF Total Bond Market Index Portfolio (File No. 811-05962).
Vanguard® Variable Insurance Fund – Vanguard® VIF Total International Stock Market Index Portfolio (File No. 811-05962).
Vanguard® Variable Insurance Fund – Vanguard® VIF Total Stock Market Index Portfolio (File No. 811-05962).

These Semi-Annual Reports are for the period ending June 30, 2026 and have been transmitted to contract holders in accordance with Rule 30e-2 under the Act. If you have any questions regarding this filing, please contact Karen Carpenter at (319) 491-8364.

Very truly yours,

/s/ Brian G. Stallworth

Brian G. Stallworth, Esq.
Transamerica Life Insurance Company